Preferred and Income Securities ETF Investment Objectives and Goals - Preferred and Income Securities ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JPRF
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income and total return.